Loans from Third Parties - Schedule of Loans from Third Parties (Details)		6 Months Ended	12 Months Ended
		Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)
Schedule of Loans from Third Parties [Line Items]
Balance, Short-term loans from third parties				$ 241,218	¥ 1,636,691
Ping Fang [Member]
Long-term loans from third parties, noncurrent
Balance, Long-term loans from third parties, noncurrent	[1]		¥ 2,000,582	294,849	2,000,582
Maturity Date, Long-term loans from third parties, noncurrent	[1]	December 31, 2027	December 31, 2027
Effective Interest Rate, Long-term loans from third parties, noncurrent	[1]	16,000	9.6%
Collateral/ Guarantee, Long-term loans from third parties, noncurrent	[1]
Long-term loans from third parties, current
Maturity Date, Long-term loans from third parties, current	[1]	16,000	9.6%
Xueyi Xie [Member]
Long-term loans from third parties, noncurrent
Effective Interest Rate, Long-term loans from third parties, noncurrent	[2]	December 31, 2026	December 31, 2026
Long-term loans from third parties, current
Balance, Long-term loans from third parties, current	[2]		¥ 200,000	22,107	150,000
Maturity Date, Long-term loans from third parties, current	[2]	December 31, 2026	December 31, 2026
Effective Interest Rate, Long-term loans from third parties, current	[2]
Collateral/ Guarantee, Long-term loans from third parties, current	[2]
Zhenyang Shi and Li Xu [Member]
Schedule of Loans from Third Parties [Line Items]
Balance, Short-term loans from third parties	[3]		¥ 610,637
Maturity Date, Short-term loans from third parties	[3]		Due on demand
Effective Interest Rate, Short-term loans from third parties	[3]
Collateral/ Guarantee, Short-term loans from third parties	[3]
Zhenyang Shi [Member]
Schedule of Loans from Third Parties [Line Items]
Balance, Short-term loans from third parties	[3]			93,837	636,691
Maturity Date, Short-term loans from third parties	[3]	Due on demand
Effective Interest Rate, Short-term loans from third parties	[3]
Collateral/ Guarantee, Short-term loans from third parties	[3]
Third Party [Member]
Schedule of Loans from Third Parties [Line Items]
Balance, Short-term loans from third parties				$ 147,381	¥ 1,000,000
Maturity Date, Short-term loans from third parties		31 December 2026
Effective Interest Rate, Short-term loans from third parties		18.00%
Collateral/ Guarantee, Short-term loans from third parties		Zhenyang Shi

[1]	The loan was renewed in 2025 with maturity date of December 31, 2027.
[2]	The loan was renewed in 2025 with maturity date of December 31, 2026.
[3]	The Group entered into various loans agreements with individuals to facilitate its business operations. For six months ended June 30, 2025 and 2026, newly obtain loan from third parties was RMB1,600,000 and RMB1,259,955(US$185,694), respectively. As of December 31, 2025 and June 30, 2026, the Group did not fully repay the loans which were due on demand, and these entity and individuals may request the Group to repay the loan at any time.